Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2014
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2014	As at June 30, 2013
Cash	$10,858	$6,929

Accounts receivable	$44,035	$40,971

Accounts payable	$1,656	$1,724
Other accrued liabilities	41,382	33,467
Class B Series Two and Three share liability	9,951	7,615
Long-term debt (including portion due within one year)	274,098	220,244
Conversion right on 6.25% Convertible Debentures	236	954
Derivative financial instrument	83	820
Other long term liabilities	15,431	12,641

	$342,837	$277,465

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2014

	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$83	$—	$83
Interest rate swap	—	408	—	408
Class B Series Two and Three common share liability	—	9,951	—	9,951
Conversion right on US$ 6.25% Convertible Debentures	—	—	236	236

	$—	$10,442	$236	$10,678

As at June 30, 2013

	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$820	$—	$820
Class B Series Two and Three common share liability	—	7,615	—	7,615
Conversion right on US$ 6.25% Convertible Debentures	—	—	954	954

	$—	$8,435	$954	$9,389

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2014 and 2013, respectively.

Conversion rights on US$ 6.25% Convertible Debentures
For the twelve months ended June 30,	2014	2013
Balance at June 30,	$954	$2,080
Total unrealized gain:
Non-cash gain on conversion feature	(714)	(1,142)
FX impact on conversion feature	(4)	16

Balance at June 30,	$236	$954

Outstanding Contracts Relating to Dividend and Interest Payments

At June 30, 2014, the Company had the following outstanding contracts relating to dividend and interest payments:

Contract Dates	Number of Contracts	US$ to be delivered (in millions)	Cdn$ to be received (in millions)	Cdn$ per US$ (weighted average)
July 2014 - May 2015	11	12.6	13.4	1.0643